Financing - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended				3 Months Ended								12 Months Ended									12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended							0 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Base Rate [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Senior Secured Term Loan Due 2017 [Member]	Dec. 31, 2013 Senior Secured Term Loan Facility due 2018 [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Base Rate [Member]	Dec. 31, 2012 Minimum [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Base Rate [Member]	Dec. 31, 2012 Maximum [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 6.625% Senior Payment in Kind Toggle Notes Due June 2020 [Member]	Dec. 31, 2013 7.375% Payment in Kind Toggle Notes Due June 2020 [Member]	Dec. 31, 2013 8.25% Senior Notes Due January 2019 [Member]	Dec. 31, 2011 8.25% Senior Notes Due January 2019 [Member] Successor [Member]	Mar. 31, 2014 8.25% Senior Notes Due January 2019 [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 8.25% Senior Notes Due January 2019 [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 8.25% Senior Notes Due January 2019 [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2014 Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Senior Secured Term Loans, at Par [Member]	Dec. 31, 2012 Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Senior Secured Term Loans, at Par [Member] Successor [Member]	Mar. 31, 2014 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member] Successor [Member]	Dec. 31, 2013 Secured Debt [Member] Tranches	Dec. 31, 2013 Secured Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Secured Debt [Member] Senior Secured Term Loan Due 2017 [Member]	Dec. 31, 2013 Secured Debt [Member] Senior Secured Term Loan Facility due 2018 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	May 28, 2013 Senior PIK Toggle Notes [Member]	Mar. 31, 2014 Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Debt Instrument, Redemption, Period One [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Debt Instrument, Redemption, Period Two [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Debt Instrument, Redemption, Period Three [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Maximum [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] Successor [Member]	May 31, 2013 Senior PIK Toggle Notes [Member] CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member] CommScope Holding Company, Inc. [Member]	Mar. 31, 2014 Senior Secured Term Loan [Member]	Dec. 31, 2013 Senior Secured Term Loan [Member]	Mar. 31, 2014 Senior Payment In Kind Toggle Notes [Member] Minimum [Member]	Mar. 31, 2014 Senior Payment In Kind Toggle Notes [Member] Maximum [Member]
Debt Instrument [Line Items]
Interest rate on senior note																																6.625%	7.375%																													6.625%	7.375%
Long-term debt repaid	$ 17,558,000	$ 69,858,000																							$ 907,817,000	$ 394,356,000	$ 1,597,326,000													$ 172,300,000	$ 104,600,000		$ 15,000,000	$ 225,000,000																$ 2,200,000	$ 100,000,000
Long-term debt proceeds	15,000,000	166,963,000																							947,379,000	299,150,000	2,723,100,000			550,000,000										172,300,000	104,600,000		15,000,000	225,000,000
Remaining available capacity under revolving credit facility																																											345,000,000	308,700,000
Non-guarantor subsidiaries, assets	4,774,088,000		4,734,055,000														4,734,055,000				4,793,264,000				4,734,055,000	4,793,264,000		1,077,000,000	952,000,000	1,651,401,000	1,187,239,000					1,061,000,000		1,077,000,000
Assets held by non-guarantor subsidiaries as percentage of total assets																												23.00%	20.00%							22.00%		23.00%
Non-guarantor subsidiaries, liabilities	3,615,388,000		3,646,039,000														3,646,039,000				3,610,982,000				3,646,039,000	3,610,982,000		315,000,000	270,000,000	563,385,000	4,957,000					312,000,000		315,000,000
Liabilities held by non-guarantor subsidiaries as percentage of total liabilities																												9.00%	7.00%							9.00%		9.00%
Non-guarantor subsidiaries, sales	935,036,000	804,689,000															846,558,000	888,011,000	940,859,000	804,689,000	848,211,000	894,019,000	835,915,000	743,740,000	3,480,117,000	3,321,885,000	3,186,446,000	1,358,000,000	1,356,000,000							320,000,000	290,000,000
Non-guarantor subsidiaries of net sale, percentage																												39.00%	41.00%							34.00%	36.00%
Weighted average effective interest rate	6.73%		6.89%	7.33%
Maturity period of debt																																		Jan. 15, 2019					Jan. 14, 2018			Jan. 14, 2018	Jan. 14, 2017		Jan. 14, 2017						Jun. 01, 2020	Jun. 01, 2020					Jun. 01, 2020	Jun. 01, 2020
Net proceeds from initial public offering																																		400,000,000
Redemption premium																																		33,000,000
Deferred financing fees																																		7,900,000						2,000,000	2,600,000
Principal amount included accrued and unpaid interest																																		101.00%
Incurred costs																																			45,700,000
Costs unamortized																																		24,700,000
Senior secured credit facilities																																								1,000,000,000				400,000,000
Ratio of consolidated senior secured debt									2.25				2.75
Number of senior secured term loan tranches																																														2
Senior secured term loan																																																350,000,000	525,000,000
Due date of loan							2017-01	2018-01
Eliminated LIBOR floor																																																1.00%
Term loan and reduces																																																	0.75%
Libor rate margin																																															2.50%
Spread on LIBOR					0.50%	1.50%					0.50%	1.50%			1.00%	2.00%
Percentage revolving credit facility			0.375%							0.25%				0.375%
Original issue discount																																								1,400,000	500,000
Pretax costs																																								3,300,000	2,700,000
Voluntary repayment																																														100,000,000
Upfront fees																																																		10,400,000
Cost incurred																																																		1,000,000
Remaining cost included in other expenses																																																		1,700,000
Line of credit facility borrowing base																																												362,800,000
Outstanding letters of credit																																												54,100,000
Additional repayments																																												9,700,000
Issuing of senior payment-in-kind toggle notes																																																			550,000,000							550,000,000
Cash interest percentage of senior payment-in-kind toggle notes																																																			6.625%							6.625%
Debt instrument percentage interest under indenture of notes																																																			7.375%							7.375%
Net proceeds from long-term debt																																																			538,800,000							540,100,000
Special cash dividend and distribution to equity holders																																																			550,000,000
Redemption date, period start date																																																					Jun. 01, 2016	Jun. 01, 2017	Jun. 01, 2018
Redemption date, period end date																																																					May 31, 2017	May 31, 2018
Accrued and unpaid interest																																																					103.313%	101.656%	100.00%
Current restricted payment																																																								20,000,000
Cash and cash equivalents																																																								10,000,000
Debt issuance cost																																																											$ 1,300,000